SCHEDULE OF REVENUES RECOGNIZED AT A POINT IN TIME OR OVER TIME (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue recognized at a point in time	$ 35,399,312	¥ 252,007,702	¥ 173,650,559	¥ 119,084,483
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized at a point in time	394,057	2,805,292	1,826,632	1,379,607
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized at a point in time	$ 35,005,255	¥ 249,202,410	¥ 171,823,927	¥ 117,704,876